ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 85.9%
U.S. TREASURY OBLIGATIONS - 85.9%
U.S. Treasury Bills	1.528%	06/04/20	$52,071	$52,070,632
U.S. Treasury Bills	1.559%	06/11/20	5,043	5,042,860
U.S. Treasury Bills	1.548%	06/18/20	14,028	14,027,238
U.S. Treasury Bills	1.568%	06/25/20	5,676	5,675,594
U.S. Treasury Bills	0.668%	07/02/20	18,084	18,081,976
U.S. Treasury Bills	1.536%	07/09/20	32,385	32,380,811
U.S. Treasury Bills	1.536%	07/16/20	9,454	9,452,553
U.S. Treasury Bills	1.532%	07/23/20	9,384	9,382,339
U.S. Treasury Bills	1.534%	07/30/20	23,322	23,317,126
U.S. Treasury Bills	1.540%	08/06/20	35,436	35,427,229
U.S. Treasury Bills	1.531%	08/13/20	35,909	35,899,989
U.S. Treasury Bills	1.498%	08/20/20	23,746	23,738,713
U.S. Treasury Bills	1.160%	08/27/20	56,830	56,811,457
U.S. Treasury Bills	0.379%	09/03/20	47,494	47,476,190
U.S. Treasury Bills	0.222%	09/10/20	41,824	41,806,106
U.S. Treasury Bills	(0.028)%	09/17/20	26,033	26,021,092
U.S. Treasury Bills	0.030%	09/24/20	11,412	11,406,258
U.S. Treasury Bills	0.132%	10/01/20	54,216	54,187,521
U.S. Treasury Bills	0.254%	10/08/20	6,433	6,429,485
U.S. Treasury Bills	0.148%	10/15/20	28239	28222998
U.S. Treasury Bills	0.112%	10/22/20	35,713	35,690,657
U.S. Treasury Bills	0.085%	10/29/20	43,862	43,832,302
U.S. Treasury Bills	0.115%	11/05/20	68,102	68,055,224
U.S. Treasury Bills	0.122%	11/12/20	34,888	34,863,167
U.S. Treasury Bills	0.122%	11/19/20	18,953	18,937,697
U.S. Treasury Bills	0.146%	11/27/20	23,889	23,869,995
				762,107,209
TOTAL SHORT-TERM INVESTMENTS
(Cost $761,579,072)				762,107,209
TOTAL PURCHASED OPTIONS - 0.0%
(Cost $375,200)				375,200
TOTAL INVESTMENTS - 85.9%
(Cost $761,954,272)				762,482,409

OTHER ASSETS IN EXCESS OF LIABILITIES - 14.1%				124,548,730
NET ASSETS - 100.0%				$887,031,139

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.

Futures contracts outstanding as of May 31, 2020 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
1-Month SOFR Future	Jun-20	2	$832,817	$-
3-Month Euro Euribor	Dec-20	699	194,766,931	(84,281)
3-Month Euro Euribor	Mar-21	770	214,582,177	(69,031)
3-Month Euro Euribor	Jun-21	251	69,955,182	(22,631)
3-Month Euro Euribor	Dec-21	4	1,114,768	(250)
3-Month Euro Euribor	Mar-22	5	1,393,391	(291)
3-Month Euro Euribor	Jun-22	19	5,294,358	(1,221)
3-Month Euro Euribor	Sep-22	7	1,950,456	(208)
3-Month Euro Euribor	Dec-22	10	2,786,088	347
3-Month Euro Euribor	Mar-23	5	1,392,836	388
3-Month Euro Euribor	Jun-23	9	2,506,730	(874)
90-DAY Bank Bill	Sep-20	116	77,287,534	46,154
90-DAY Bank Bill	Dec-20	644	429,036,769	174,701
90-DAY Bank Bill	Mar-21	81	53,962,699	24,989
90-DAY Bank Bill	Jun-21	42	27,979,280	14,680
90-DAY Bank Bill	Sep-21	36	23,981,058	12,336
90-DAY Bank Bill	Dec-21	24	15,985,796	7,348
90-DAY Eurodollar Futures	Sep-20	5	1,246,438	112
90-DAY Eurodollar Futures	Dec-20	1,242	309,552,975	83,345
90-DAY Eurodollar Futures	Mar-21	886	221,012,700	192,675
90-DAY Eurodollar Futures	Jun-21	512	127,750,400	376,000
90-DAY Eurodollar Futures	Sep-21	40	9,980,500	44,637
90-DAY Eurodollar Futures	Dec-21	34	8,480,875	35,437
90-DAY Eurodollar Futures	Mar-22	310	77,329,500	112,125
90-DAY Eurodollar Futures	Jun-22	34	8,478,750	29,437
90-DAY Eurodollar Futures	Sep-22	61	15,208,063	14,413
90-DAY Eurodollar Futures	Dec-22	28	6,977,950	3,925
90-DAY Eurodollar Futures	Mar-23	252	62,785,800	47,313
90-DAY Eurodollar Futures	Jun-23	9	2,241,338	2,488
90-DAY Eurodollar Futures	Sep-23	22	5,476,900	688
90-DAY Eurodollar Futures	Dec-23	6	1,492,950	1,012
90-DAY Eurodollar Futures	Sep-24	10	2,485,125	(125)
90-DAY Sterling Futures	Dec-20	970	149,488,558	128,903
90-DAY Sterling Futures	Mar-21	1,672	257,791,273	499,885
90-DAY Sterling Futures	Jun-21	517	79,719,756	207,217
90-DAY Sterling Futures	Sep-21	540	83,266,283	259,672
90-DAY Sterling Futures	Dec-21	139	21,430,139	57,149
90-DAY Sterling Futures	Mar-22	587	90,495,411	213,021
90-DAY Sterling Futures	Jun-22	139	21,425,848	55,328
90-DAY Sterling Futures	Sep-22	127	19,572,214	39,636
90-DAY Sterling Futures	Dec-22	112	17,257,941	8,761
90-DAY Sterling Futures	Mar-23	390	60,085,585	150,963
Australian 10-Year Bond Futures	Jun-20	203	20,157,029	(27,307)
Australian 3-Year Bond Futures	Jun-20	1,123	87,672,756	59,085
Bank Acceptance Futures	Dec-20	64	11,559,139	16,505
Bank Acceptance Futures	Mar-21	70	12,642,808	33,836
Bank Acceptance Futures	Jun-21	75	13,543,823	29,333
Bank Acceptance Futures	Sep-21	50	9,027,400	24,177
Bank Acceptance Futures	Dec-21	36	6,497,440	9,605
Bank Acceptance Futures	Mar-22	25	4,511,430	472
Brent Crude Oil Last Day	Aug-20	1	37,840	1,530
CAC40 10 Euro Futures	Jun-20	162	8,426,748	(119,453)
Canadian 10-Year Bond Futures	Sep-20	324	36,154,527	(65,156)
CHF Currency Futures	Jun-20	209	27,170,000	55,115
Cocoa Futures	Jul-20	9	220,860	(2,450)
Cocoa Futures ICE	Jul-20	21	508,324	15,820
Cocoa Futures ICE	Sep-20	1	22,724	(272)
Cocoa Futures ICE	Dec-20	1	21,588	(148)
Copper Futures	Jul-20	67	4,062,713	185,634
Cotton No.2 Futures	Jul-20	119	3,426,605	55,260
DAX Index Futures	Jun-20	48	15,455,232	(68,948)
DAX-Mini Futures	Jun-20	2	128,794	2,065
DJIA Mini E-CBOT	Jun-20	31	3,933,590	103,895
Dollar Index	Jun-20	4	393,364	(17,481)
E-Mini Crude Oil	Jul-20	1	17,745	608
Euro BUXL 30-Year Bond Futures	Jun-20	18	4,236,752	(65,537)
Euro STOXX 50	Jun-20	204	6,897,676	(71,099)
Euro/CHF 3-Month Futures ICE	Jun-21	1	261,905	(130)
Euro-Bobl Futures	Jun-20	109	16,352,541	(50,163)
Euro-BTP Futures	Jun-20	155	24,459,738	949,026
Euro-Oat Futures	Jun-20	59	11,031,636	118,609
Euro-Schatz Futures	Jun-20	265	32,962,475	(83,964)
FTSE China A50 Index	Jun-20	17	224,315	605
Gold 100 Oz Futures	Aug-20	29	5,079,930	89,960
Gold 100 Oz Futures	Dec-20	5	882,850	15,250
IBEX 35 Index Futures	Jun-20	8	627,276	38,361
JPY Currency Futures	Jun-20	344	39,888,950	(99,253)
LME Aluminum Forward	Jun-20	1,722	66,081,750	(2,513,652)
LME Aluminum Forward - 90 Day Settlement	Aug-20	3	115,969	3,781
LME Aluminum Forward - 90 Day Settlement	Aug-20	1	38,644	869
LME Aluminum Forward - 90 Day Settlement	Aug-20	5	193,219	3,011
LME Aluminum Forward - 90 Day Settlement	Aug-20	1	38,688	850
LME Copper Forward	Jun-20	404	54,123,375	284,787
LME Copper Forward	Jul-20	1	134,156	4,781
LME Copper Forward - 90 Day Settlement	Aug-20	1	134,350	(625)
LME Copper Forward - 90 Day Settlement	Aug-20	1	134,397	135
LME Lead Forward	Jun-20	3	124,538	2,213
LME Nickel Forward	Jun-20	127	9,350,312	112,364
LME Nickel Forward	Jul-20	3	221,261	466
LME Nickel Forward - 90 Day Settlement	Aug-20	2	147,870	(480)
LME Palladium Forward - 90 Day Settlement	Aug-20	1	41,806	(269)
LME Zinc Forward	Jun-20	108	5,375,025	25,468
LME Zinc Forward - 90 Day Settlement	Aug-20	1	49,688	(250)
Long Gilt Futures	Sep-20	86	14,597,441	(172,282)
Milk Futures	Jun-20	1	37,000	2,080
Mill Wheat Euro	Sep-20	20	208,967	1,790
Mill Wheat Euro	Dec-20	10	105,594	888
Mill Wheat Euro	Mar-21	4	42,626	208
Mini TOPIX Index Futures	Jun-20	5	72,280	(570)
MSCI Taiwan Index	Jun-20	10	411,200	(2,185)
Nasdaq 100 E-Mini	Jun-20	64	12,237,120	1,044,485
Nikkei 225 (Osaka Securities Exchange)	Jun-20	4	808,939	1,484
Nikkei 225 (Singapore Exchange)	Jun-20	17	1,717,419	(886,828)
Nikkei 225 Mini	Jun-20	128	2,588,604	154,606
Nikkei/Yen Futures	Jun-20	2	203,533	(510)
OAT Futures	Jul-20	5	81,063	1,412
Orange Juice Futures	Jul-20	3	55,125	(1,650)
Palladium Futures	Sep-20	2	394,580	(660)
Platinum Futures	Jul-20	3	131,190	(20,295)
Rough Rice Futures	Jul-20	7	241,010	17,750
S&P/TSX 60 IX Futures	Jun-20	72	9,576,991	65,715
SGX Iron Ore 62% Futures	Jun-20	23	229,379	17,539
Short BTP Future	Jun-20	28	3,479,875	22,401
Silver Futures	Jul-20	92	8,509,540	453,890
Silver Futures	Sep-20	2	185,840	12,165
STOXX Europe 600 Index	Jun-20	2	38,741	(344)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Sep-20	775	107,773,438	374,039
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Sep-20	269	59,406,969	15,773
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Sep-20	638	80,148,750	141,414
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-20	94	16,767,250	37,367
U.S. Treasury Ultra 10-Year Notes	Sep-20	34	5,349,156	24,742
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-20	15	3,270,469	5,953
USD/NOK Futures	Jun-20	2	199,811	2,398
USD/SEK Futures	Jun-20	3	299,741	(6,696)
White Sugar ICE	Aug-20	5	90,550	(390)
White Sugar ICE	Oct-20	2	34,600	315
WTI Crude Futures	Jul-20	6	212,940	(333,150)
				$2,695,866

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Jun-20	9	$(1,270,073)	$1,465
3-Month Euro Euribor	Sep-20	7	(1,950,164)	(1,041)
Amsterdam Index Futures	Jun-20	2	(236,281)	(1,372)
AUD/USD Currency Futures	Jun-20	523	(34,831,800)	(1,296,440)
Brent Crude Futures	Aug-20	2	(75,680)	(315,000)
Brent Crude Futures	Sep-20	10	(381,700)	(59,800)
Brent Crude Futures	Oct-20	2	(77,000)	(2,250)
Brent Crude Futures	Dec-20	2	(78,820)	(9,260)
CAD Currency Futures	Jun-20	397	(28,806,320)	(280,959)
Canola Futures (Winnipeg Commodity Exchange)	Jul-20	6	(40,187)	632
Canola Futures (Winnipeg Commodity Exchange)	Nov-20	2	(13,654)	209
Cocoa Futures	Sep-20	12	(288,960)	(11,510)
Cocoa Futures	Dec-20	6	(141,780)	(1,740)
Coffee 'C' Futures	Jul-20	53	(1,913,963)	136,406
Coffee 'C' Futures	Sep-20	74	(2,723,663)	158,681
Coffee 'C' Futures	Dec-20	2	(75,413)	6,094
Coffee Robusta Futures	Jul-20	8	(93,520)	2,180
Copper Futures	Sep-20	1	(60,950)	(2,163)
Corn Futures	Jul-20	593	(9,658,488)	27,329
Corn Futures	Sep-20	13	(214,500)	(4,500)
Corn Futures	Dec-20	401	(6,791,938)	217,400
Cotton No.2 Futures	Dec-20	112	(3,218,880)	17,265
E-Mini Natural Gas Futures	Jul-20	3	(13,868)	533
Emissions ICE	Dec-20	23	(546,367)	(72,420)
EUR Foreign Exchange Currency Futures	Jun-20	133	(18,455,413)	(486,948)
Euro/CHF 3-Month Futures ICE	Sep-20	2	(523,654)	52
Euro/CHF 3-Month Futures ICE	Dec-20	4	(1,047,619)	(104)
Euro/CHF 3-Month Futures ICE	Mar-21	3	(785,714)	78
Euro/CHF 3-Month Futures ICE	Jun-21	1	(261,905)	(26)
Euro/JPY Futures	Jun-20	69	(9,570,715)	(189,166)
Euro-Bund Futures	Jun-20	312	(59,729,059)	(30,937)
FTSE 100 Index Futures	Jun-20	67	(5,014,740)	(323,457)
FTSE/JSE TOP 40	Jun-20	22	(584,456)	(76,935)
FTSE/MIB Index Futures	Jun-20	6	(605,322)	(38,669)
Gasoline RBOB Futures	Jul-20	76	(3,442,572)	(501,858)
Gasoline RBOB Futures	Aug-20	20	(916,356)	(39,022)
Gasoline RBOB Futures	Sep-20	1	(45,893)	(1,777)
GBP Currency Futures	Jun-20	264	(20,337,900)	(108,570)
Hang Seng China Enterprises Index Futures	Jun-20	26	(1,592,569)	(9,295)
Hang Seng Index Futures	Jun-20	96	(14,099,361)	221,905
JPN 10-Year Bond (Osaka Securities Exchange)	Jun-20	2	(2,822,569)	(8,067)
Kansas City Hard Red Winter Wheat Futures	Jul-20	78	(1,834,950)	(61,800)
Kansas City Hard Red Winter Wheat Futures	Sep-20	4	(95,400)	(3,000)
Lean Hogs Futures	Jul-20	43	(980,830)	93,540
Lean Hogs Futures	Aug-20	68	(1,542,920)	35,880
Lean Hogs Futures	Oct-20	2	(41,860)	(210)
Live Cattle Futures	Aug-20	11	(438,240)	(19,280)
Live Cattle Futures	Oct-20	39	(1,582,230)	17,270
Live Cattle Futures	Dec-20	14	(586,320)	(9,300)
LME Aluminum Forward	Jun-20	1,722	(66,081,750)	4,335,991
LME Aluminum Forward	Jul-20	45	(1,727,156)	(88,862)
LME Aluminum Forward	Sep-20	371	(14,411,031)	(535,777)
LME Aluminum Forward - 90 Day Settlement	Aug-20	12	(463,695)	(23,958)
LME Aluminum Forward - 90 Day Settlement	Aug-20	1	(38,700)	(513)
LME Copper Forward	Jun-20	404	(54,123,375)	1,413,219
LME Copper Forward	Sep-20	54	(7,265,363)	(243,115)
LME Copper Forward - 90 Day Settlement	Aug-20	1	(134,358)	(2,220)
LME Lead Forward	Jun-20	3	(124,538)	2,016
LME Lead Forward	Jul-20	4	(166,800)	(4,702)
LME Nickel Forward	Jun-20	127	(9,350,312)	342,415
LME Nickel Forward	Jul-20	3	(221,261)	(1,208)
LME Nickel Forward	Aug-20	2	(147,779)	229
LME Nickel Forward	Sep-20	40	(2,961,360)	(59,571)
LME Palladium Forward	Aug-20	2	(83,638)	(3,338)
LME Palladium Forward - 90 Day Settlement	Aug-20	1	(41,806)	(1,331)
LME Silver Forward - 90 Day Settlement	Aug-20	1	(77,131)	(1,956)
LME Zinc Forward	Jun-20	108	(5,375,025)	338,029
LME Zinc Forward	Jul-20	7	(347,594)	141
LME Zinc Forward	Sep-20	28	(1,392,475)	3,651
LME Zinc Forward - 90 Day Settlement	Aug-20	1	(49,679)	(754)
LME Zinc Forward - 90 Day Settlement	Aug-20	4	(198,800)	(6,913)
Low Sulphur Gasoil G Futures	Jul-20	86	(2,534,850)	(142,675)
Low Sulphur Gasoil G Futures	Aug-20	14	(424,900)	(29,675)
Low Sulphur Gasoil G Futures	Oct-20	2	(64,000)	(2,625)
Lumber Futures	Jul-20	1	(40,381)	(2,101)
Micro EUR/USD Futures	Jun-20	4	(55,505)	(1,363)
Mini H-Shares Index Futures	Jun-20	6	(73,503)	125
Mini HSI Index Futures	Jun-20	13	(381,858)	6,277
MSCI EAFE Index Futures	Jun-20	12	(1,035,360)	(99,605)
MSCI Emerging Markets Index Futures	Jun-20	31	(1,445,995)	(113,270)
MSCI Singapore Exchange ETS	Jun-20	2	(40,770)	464
MXN Currency Futures	Jun-20	20	(449,600)	(36,595)
Natural Gas Futures	Jul-20	433	(8,006,170)	540,593
Natural Gas Futures	Aug-20	206	(3,996,400)	88,540
Natural Gas Futures	Sep-20	6	(119,280)	5,210
Natural Gas Futures	Oct-20	4	(82,720)	2,390
Natural Gas Futures ICE	Jul-20	5	(18,434)	(861)
Nikkei 225 (Chicago Mercantile Exchange)	Jun-20	3	(329,325)	(57,250)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-20	235	(10,231,242)	(403,599)
NY Harbor Ultra-Low Sulfur Diesel Futures	Aug-20	12	(539,078)	(49,253)
NY Harbor Ultra-Low Sulfur Diesel Futures	Sep-20	1	(46,158)	235
NY Harbor Ultra-Low Sulfur Diesel Futures	Dec-20	1	(48,892)	(3,675)
NZD Currency Futures	Jun-20	138	(8,551,860)	(155,242)
OMX Stockholm 30 Index Futures	Jun-20	29	(501,053)	(39,255)
Palm Oil Futures	Jul-20	1	(13,347)	(1,811)
Palm Oil Futures	Aug-20	14	(184,520)	(12,237)
Palm Oil Futures	Sep-20	4	(52,651)	(3,456)
Palm Oil Futures	Oct-20	1	(13,168)	(771)
Rapeseed Euro	Aug-20	4	(82,088)	472
Red Wheat Futures (Minneapolis Grain Exchange)	Jul-20	5	(131,250)	(3,175)
Russell 2000 E-Mini	Jun-20	1	(69,640)	(87,005)
S&P 500 E-Mini Futures	Jun-20	23	(3,498,300)	(78,293)
S&P Mid 400 E-Mini	Jun-20	2	(352,460)	(57,700)
SGX Nifty 50	Jun-20	11	(209,308)	(10,354)
Soybean Futures	Jul-20	286	(12,022,725)	70,228
Soybean Futures	Nov-20	170	(7,239,875)	(58,075)
Soybean Futures	Jan-21	5	(213,875)	(1,650)
Soybean Meal Futures	Jul-20	115	(3,256,800)	74,340
Soybean Meal Futures	Dec-20	9	(262,620)	1,540
Soybean Oil Futures	Jul-20	55	(903,540)	(37,314)
Soybean Oil Futures	Dec-20	9	(152,334)	(5,232)
Soybean Oil Futures	Jan-21	2	(34,056)	(1,164)
SPI 200 Futures	Jun-20	9	(862,201)	(84,935)
Sugar No. 11 (World)	Jul-20	351	(4,288,939)	(169,299)
Sugar No. 11 (World)	Oct-20	292	(3,587,629)	(119,358)
Sugar No. 11 (World)	Mar-21	4	(52,147)	(157)
Topix Index Futures	Jun-20	6	(867,356)	(109,463)
Wheat (Chicago Board of Trade)	Jul-20	363	(9,451,613)	(115,580)
Wheat (Chicago Board of Trade)	Sep-20	12	(314,100)	(10,500)
Wheat (Chicago Board of Trade)	Dec-20	72	(1,916,100)	(70,637)
WTI Crude Futures	Jul-20	2	(70,980)	(9,890)
WTI Crude Futures IPE	Aug-20	1	(35,840)	(6,490)
WTI Crude Futures	Aug-20	6	(215,040)	(70,000)
WTI Crude Futures	Sep-20	31	(1,122,200)	(76,060)
WTI Crude Futures IPE	Oct-20	1	(36,430)	(2,960)
WTI Crude Futures	Oct-20	1	(36,430)	(5,930)
WTI Crude Futures	Dec-20	3	(110,760)	(16,060)
				$859,330
Total Futures Contracts				$3,555,196

Forward foreign currency contracts outstanding as of May 31, 2020 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	6,121,000	CAD	5,609,829	Jun 04 2020	BOA	$5,589
AUD	3,800,000	CAD	3,448,150	Jun 17 2020	BOA	28,537
AUD	231,656	EUR	125,000	Jun 17 2020	BOA	15,605
AUD	6,000,000	JPY	419,548,960	Jun 17 2020	BOA	108,072
AUD	19,400,000	NZD	20,767,557	Jun 17 2020	BOA	40,830
AUD	858,756	USD	568,667	Jun 01 2020	BOA	3,739
AUD	776,167	USD	517,029	Jun 02 2020	BOA	328
AUD	20,597,838	USD	12,955,338	Jun 17 2020	BOA	774,433
AUD	14,138,000	USD	9,099,408	Jun 19 2020	BOA	324,488
AUD	3,194,000	USD	1,916,064	Jun 24 2020	BOA	212,956
BRL	18,359,923	USD	3,651,885	Jun 17 2020	BOA	(214,928)
CAD	5,586,361	AUD	6,121,000	Jun 04 2020	BOA	(22,634)
CAD	9,013,534	AUD	10,000,000	Jun 17 2020	BOA	(119,073)
CAD	768,684	EUR	500,000	Jun 17 2020	BOA	3,064
CAD	600,000	JPY	45,889,060	Jun 17 2020	BOA	10,162
CAD	23,468	USD	17,053	Jun 04 2020	BOA	(9)
CAD	14,047,117	USD	10,048,200	Jun 17 2020	BOA	154,274
CAD	15,085,000	USD	10,883,510	Jun 19 2020	BOA	72,803
CAD	15,490,000	USD	11,124,279	Jun 24 2020	BOA	126,241
CHF	22,932,290	EUR	21,750,000	Jun 17 2020	BOA	(296,970)
CHF	734,334	GBP	625,000	Jun 17 2020	BOA	(8,032)
CHF	250,000	JPY	28,031,550	Jun 03 2020	BOA	25
CHF	1,750,000	JPY	194,572,150	Jun 17 2020	BOA	15,815
CHF	4,945,809	USD	5,106,247	Jun 02 2020	BOA	36,515
CHF	4,945,809	USD	5,128,060	Jun 03 2020	BOA	14,832
CHF	4,125,000	USD	4,240,810	Jun 17 2020	BOA	50,294
CHF	12,829,000	USD	13,445,822	Jun 19 2020	BOA	(99,441)
CHF	28,593,000	USD	29,690,276	Jun 24 2020	BOA	60,225
CLP	2,221,193,493	USD	2,713,274	Jun 17 2020	BOA	61,732
CLP	239,823,000	USD	300,000	Jun 22 2020	BOA	(385)
CNH	10,046,713	USD	1,401,878	Jun 01 2020	BOA	5,415
CNH	5,637,042	USD	800,000	Jun 17 2020	BOA	(11,288)
COP	1,152,543,975	USD	300,000	Jun 17 2020	BOA	8,434
CZK	42,945,329	EUR	1,650,000	Jun 17 2020	BOA	(60,586)
EUR	2,125,000	AUD	3,670,265	Jun 17 2020	BOA	(86,719)
EUR	3,000,000	CAD	4,616,437	Jun 17 2020	BOA	(21,530)
EUR	11,875,000	CHF	12,596,310	Jun 17 2020	BOA	83,279
EUR	2,600,000	CZK	70,889,347	Jun 17 2020	BOA	(37,285)
EUR	100,000	GBP	90,106	Jun 02 2020	BOA	(269)
EUR	6,900,000	GBP	6,170,137	Jun 17 2020	BOA	41,514
EUR	2,500,000	HUF	853,110,390	Jun 17 2020	BOA	48,275
EUR	10,901,376	JPY	1,300,073,260	Jun 02 2020	BOA	46,489
EUR	300,000	JPY	35,224,710	Jun 17 2020	BOA	6,432
EUR	4,425,000	NOK	49,437,427	Jun 17 2020	BOA	(172,728)
EUR	3,650,000	PLN	16,429,097	Jun 17 2020	BOA	(42,456)
EUR	5,525,000	SEK	60,106,815	Jun 17 2020	BOA	(244,828)
EUR	2,237,819	USD	2,479,056	Jun 01 2020	BOA	5,172
EUR	377,093	USD	418,658	Jun 02 2020	BOA	(35)
EUR	8,663,557	USD	9,618,541	Jun 03 2020	BOA	(679)
EUR	8,391,500	USD	9,215,873	Jun 04 2020	BOA	100,135
EUR	28,757,206	USD	31,916,662	Jun 17 2020	BOA	17,316
EUR	24,725,000	USD	27,290,081	Jun 19 2020	BOA	167,398
EUR	4,123,000	USD	4,532,492	Jun 24 2020	BOA	46,636
GBP	2,125,000	AUD	4,209,411	Jun 17 2020	BOA	(181,259)
GBP	3,173,510	EUR	3,600,000	Jun 17 2020	BOA	(78,094)
GBP	500,000	JPY	66,331,124	Jun 02 2020	BOA	2,421
GBP	250,000	JPY	33,204,575	Jun 17 2020	BOA	803
GBP	1,864,766	USD	2,297,766	Jun 01 2020	BOA	5,228
GBP	1,396,552	USD	1,725,300	Jun 02 2020	BOA	(548)
GBP	6,264,616	USD	7,942,540	Jun 17 2020	BOA	(205,130)
GBP	8,739,000	USD	10,866,732	Jun 19 2020	BOA	(73,101)
GBP	496,000	USD	604,601	Jun 24 2020	BOA	8,030
HUF	528,473,656	EUR	1,500,000	Jun 17 2020	BOA	24,139
HUF	1,816,948,752	USD	5,816,786	Jun 17 2020	BOA	(6,929)
HUF	3,247,500,000	USD	9,945,876	Jun 24 2020	BOA	438,018
ILS	8,112,678	USD	2,300,000	Jun 17 2020	BOA	10,942
INR	859,458,142	USD	11,312,103	Jun 17 2020	BOA	33,139
INR	311,072,330	USD	4,100,000	Jun 19 2020	BOA	5,496
JPY	597,099,160	AUD	8,600,000	Jun 17 2020	BOA	(194,363)
JPY	243,955,600	CAD	3,200,000	Jun 17 2020	BOA	(61,488)
JPY	192,919,900	CHF	1,750,000	Jun 17 2020	BOA	(31,140)
JPY	317,440,770	EUR	2,700,000	Jun 17 2020	BOA	(54,006)
JPY	249,979,451	GBP	1,875,000	Jun 17 2020	BOA	2,748
JPY	664,118,340	NZD	10,200,000	Jun 17 2020	BOA	(171,494)
JPY	489,919,783	USD	4,547,192	Jun 01 2020	BOA	(4,250)
JPY	1,300,073,260	USD	12,065,338	Jun 02 2020	BOA	(9,868)
JPY	1,958,837,265	USD	18,418,051	Jun 17 2020	BOA	(249,867)
JPY	3,382,829,000	USD	31,603,676	Jun 19 2020	BOA	(226,973)
JPY	1,284,300,000	USD	11,900,648	Jun 24 2020	BOA	12,567
KRW	4,881,476,019	USD	4,004,313	Jun 17 2020	BOA	(62,954)
KRW	5,073,709,000	USD	4,100,000	Jun 19 2020	BOA	(3,444)
MXN	163,955,266	USD	7,608,953	Jun 17 2020	BOA	(236,529)
MXN	96,592,000	USD	4,225,445	Jun 19 2020	BOA	116,597
MXN	366,690,000	USD	15,197,761	Jun 24 2020	BOA	1,273,309
NOK	15,710,501	EUR	1,325,000	Jun 17 2020	BOA	145,062
NOK	2,500,000	SEK	2,218,090	Jun 17 2020	BOA	21,778
NOK	35,173,861	USD	3,570,746	Jun 17 2020	BOA	48,246
NOK	6,540,000	USD	578,561	Jun 24 2020	BOA	94,371
NZD	13,108,585	AUD	12,400,000	Jun 17 2020	BOA	(128,839)
NZD	8,200,000	JPY	535,002,580	Jun 17 2020	BOA	127,633
NZD	11,422,626	USD	6,924,554	Jun 17 2020	BOA	165,515
NZD	3,129,000	USD	1,919,063	Jun 19 2020	BOA	23,100
NZD	3,289,000	USD	1,963,938	Jun 24 2020	BOA	77,488
PHP	134,886,848	USD	2,650,000	Jun 17 2020	BOA	13,350
PLN	9,225,840	EUR	2,100,000	Jun 17 2020	BOA	(32,042)
PLN	50,333,155	USD	12,725,966	Jun 17 2020	BOA	(178,237)
PLN	25,320,000	USD	6,029,698	Jun 24 2020	BOA	282,340
RUB	120,084,430	USD	1,703,489	Jun 01 2020	BOA	2,876
RUB	138,383,232	USD	1,950,000	Jun 17 2020	BOA	11,860
SEK	44,891,156	EUR	4,200,000	Jun 17 2020	BOA	101,100
SEK	23,588,106	NOK	24,500,000	Jun 17 2020	BOA	(16,963)
SEK	5,589,350	USD	581,892	Jun 01 2020	BOA	11,312
SEK	4,721,818	USD	498,167	Jun 02 2020	BOA	2,969
SEK	39,698,845	USD	4,092,204	Jun 17 2020	BOA	121,715
SEK	155,040,000	USD	15,776,905	Jun 24 2020	BOA	681,277
SGD	4,869,955	USD	3,446,195	Jun 17 2020	BOA	988
THB	20,862,170	USD	650,000	Jun 17 2020	BOA	5,787
TRY	21,193,348	USD	3,100,000	Jun 17 2020	BOA	(10,645)
TRY	103,455,000	USD	14,820,167	Jun 24 2020	BOA	225,929
TWD	53,639,077	USD	1,808,397	Jun 17 2020	BOA	(21,561)
TWD	44,680,693	USD	1,500,000	Jun 19 2020	BOA	(11,542)
TWD	44,860,500	USD	1,500,000	Jun 29 2020	BOA	(5,328)
USD	570,344	AUD	858,756	Jun 01 2020	BOA	(2,062)
USD	514,831	AUD	776,167	Jun 02 2020	BOA	(2,526)
USD	225,241	AUD	337,956	Jun 03 2020	BOA	(25)
USD	13,252,791	AUD	20,319,063	Jun 17 2020	BOA	(291,159)
USD	16,032,130	AUD	25,463,000	Jun 19 2020	BOA	(940,616)
USD	1,953,276	AUD	3,194,000	Jun 24 2020	BOA	(175,743)
USD	3,697,454	BRL	17,746,621	Jun 17 2020	BOA	375,307
USD	13,675,567	CAD	19,001,351	Jun 17 2020	BOA	(125,186)
USD	19,895,484	CAD	27,921,000	Jun 19 2020	BOA	(383,682)
USD	10,974,984	CAD	15,490,000	Jun 24 2020	BOA	(275,537)
USD	5,127,848	CHF	4,945,809	Jun 02 2020	BOA	(14,915)
USD	1,157,589	CHF	1,125,000	Jun 17 2020	BOA	(12,712)
USD	3,946,076	CHF	3,752,000	Jun 19 2020	BOA	42,761
USD	29,539,525	CHF	28,593,000	Jun 24 2020	BOA	(210,977)
USD	3,233,000	CLP	2,735,983,075	Jun 17 2020	BOA	(185,148)
USD	300,000	CLP	246,829,533	Jun 22 2020	BOA	(8,368)
USD	300,000	CLP	239,880,000	Jun 30 2020	BOA	315
USD	1,400,000	CNH	10,046,713	Jun 01 2020	BOA	(7,293)
USD	7,350,000	CNH	52,264,730	Jun 17 2020	BOA	37,333
USD	950,000	COP	3,717,062,300	Jun 17 2020	BOA	(44,728)
USD	2,462,160	EUR	2,237,819	Jun 01 2020	BOA	(22,067)
USD	12,516,200	EUR	11,278,469	Jun 02 2020	BOA	(4,382)
USD	48,652,565	EUR	43,508,673	Jun 17 2020	BOA	337,545
USD	30,948,435	EUR	27,955,000	Jun 19 2020	BOA	(96,007)
USD	46,951,352	EUR	43,133,000	Jun 24 2020	BOA	(953,456)
USD	2,286,329	GBP	1,864,766	Jun 01 2020	BOA	(16,666)
USD	1,720,552	GBP	1,396,552	Jun 02 2020	BOA	(4,201)
USD	1,725,300	GBP	1,396,552	Jun 03 2020	BOA	543
USD	17,640,975	GBP	14,152,266	Jun 17 2020	BOA	161,550
USD	16,595,736	GBP	13,411,000	Jun 19 2020	BOA	31,668
USD	13,099,217	GBP	10,533,000	Jun 24 2020	BOA	89,448
USD	6,151,053	HUF	1,960,736,153	Jun 17 2020	BOA	(118,576)
USD	124,228	HUF	40,500,000	Jun 24 2020	BOA	(5,271)
USD	2,000,000	ILS	7,257,952	Jun 17 2020	BOA	(67,469)
USD	6,870,249	INR	520,264,678	Jun 17 2020	BOA	2,517
USD	4,100,000	INR	311,181,296	Jun 19 2020	BOA	(6,934)
USD	4,100,000	INR	311,584,830	Jun 29 2020	BOA	(8,215)
USD	4,552,601	JPY	489,919,784	Jun 01 2020	BOA	9,659
USD	7,802,891	JPY	841,459,850	Jun 03 2020	BOA	31
USD	17,967,004	JPY	1,937,804,651	Jun 17 2020	BOA	(6,102)
USD	31,230,116	JPY	3,330,253,000	Jun 19 2020	BOA	341,071
USD	11,999,574	JPY	1,285,399,993	Jun 24 2020	BOA	76,156
USD	7,976,391	KRW	9,601,196,584	Jun 17 2020	BOA	224,276
USD	4,100,000	KRW	5,041,406,802	Jun 19 2020	BOA	29,525
USD	4,100,000	KRW	5,075,431,000	Jun 29 2020	BOA	2,098
USD	4,811,702	MXN	106,411,671	Jun 17 2020	BOA	26,787
USD	6,147,182	MXN	148,456,000	Jun 19 2020	BOA	(526,270)
USD	14,512,918	MXN	347,300,000	Jun 24 2020	BOA	(1,087,188)
USD	3,442,907	NOK	33,853,718	Jun 17 2020	BOA	(40,258)
USD	1,644,205	NOK	17,120,000	Jun 24 2020	BOA	(117,355)
USD	9,884,866	NZD	15,912,701	Jun 17 2020	BOA	7,789
USD	6,428,106	NZD	10,627,000	Jun 19 2020	BOA	(168,051)
USD	253,359	NZD	447,000	Jun 24 2020	BOA	(24,086)
USD	1,600,000	PHP	83,585,673	Jun 17 2020	BOA	(50,404)
USD	14,591,748	PLN	59,207,038	Jun 17 2020	BOA	(168,182)
USD	5,857,910	PLN	23,950,000	Jun 24 2020	BOA	(112,599)
USD	1,700,000	RUB	120,084,430	Jun 01 2020	BOA	(6,364)
USD	2,600,000	RUB	197,035,422	Jun 17 2020	BOA	(193,373)
USD	586,328	SEK	5,589,350	Jun 01 2020	BOA	(6,876)
USD	500,421	SEK	4,721,818	Jun 02 2020	BOA	(715)
USD	4,804,570	SEK	47,239,617	Jun 17 2020	BOA	(209,781)
USD	177,217	SEK	1,790,000	Jun 24 2020	BOA	(12,799)
USD	14,014,679	SGD	19,791,016	Jun 17 2020	BOA	5,671
USD	1,700,000	THB	54,172,759	Jun 17 2020	BOA	(2,881)
USD	3,100,000	TRY	21,078,395	Jun 17 2020	BOA	27,401
USD	15,063,086	TRY	103,455,000	Jun 24 2020	BOA	16,990
USD	1,500,000	TWD	44,796,728	Jun 17 2020	BOA	7,722
USD	1,500,000	TWD	44,920,500	Jun 19 2020	BOA	3,553
USD	5,109,465	ZAR	86,772,270	Jun 17 2020	BOA	175,582
USD	567	ZAR	10,000	Jun 24 2020	BOA	(1)
ZAR	109,312,119	USD	6,529,151	Jun 17 2020	BOA	(313,649)
ZAR	124,450,000	USD	6,783,079	Jun 24 2020	BOA	288,026
Total Forward Foreign Currency Contracts						$(1,610,813)

	PUT/CALL	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.0%
IMM Eurodollar Futures, Expires 12/13/21, Strike Price $99.5	Put	N/A	1,876	EUR 74,871,160	$375,200
TOTAL PURCHASED OPTIONS (COST $375,200)					$375,200

WRITTEN OPTIONS - (0.0%)
IMM Eurodollar Futures, Expires 12/13/21, Strike Price $99.25	Put	N/A	(1,876)	EUR 74,871,160	$(211,050)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $211,050)					$(211,050)

AUD	Australian Dollar	JSE	Johannesburg Stock Exchange
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
BUXL	German Bond	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	German Stock Exchange	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IBEX	Index of the Bolsa de Madrid	TSX	Toronto Stock Exchange
ICE	Intercontinental Exchange	TWD	Taiwan Dollar
ILS	Israeli New Shekel	USD	United States Dollar
INR	Indian Rupee	WTI	West Texas Intermediate
JPY	Japanese Yen	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Futures Strategy Fund (the "ACFSF" or "Fund") seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy. The Managed Futures strategy is achieved by the ACFSF investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands. Effective on or about October 1, 2018, the ACFSF's previous wholly-owned subsidiary, the Abbey Capital Offshore Fund Limited became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the ACFSF and the Cayman Subsidiary and registered as a segregated portfolio company under the laws of the Cayman Islands under the name Abbey Capital Offshore Fund SPC (the “SPC”). The Cayman Subsidiary serves solely as an intermediate entity through which the ACFSF invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

The ACFSF may also invest up to 25% of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), which was formed on August 16, 2018.  The consolidated financial statements of the ACFSF include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The ACFSF consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of May 31, 2020, the net assets of the Cayman Subsidiary and SPC were $184,051,499, which represented 20.75% of the ACFSF's net assets. As of May 31, 2020, the net assets of the Onshore Subsidiary were $170,640,186, which represented 19.24% of the ACFSF's net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$762,107,209	$762,107,209	$-	$-
Commodity Contracts
Futures Contracts	9,243,482	9,243,482	-	-
Equity Contracts
Futures Contracts	1,639,987	1,639,987	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	9,116,511	-	9,116,511	-
Futures Contracts	57,513	57,513	-	-
Purchased Options	-	-	-	-
Interest Rate Contracts
Futures Contracts	4,709,017	4,709,017	-	-
Purchased Options	375,200	375,200	-	-
Total Assets	$787,248,919	$778,132,408	$9,116,511	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(6,395,669)	$(6,395,669)	$-	$-
Equity Contracts
Futures Contracts	(2,336,795)	(2,336,795)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(10,727,324)	-	(10,727,324)	-
Futures Contracts	(2,678,713)	(2,678,713)	-	-
Written Options	-	-	-	-
Interest Rate Contracts
Futures Contracts	(683,626)	(683,626)	-	-
Written Options	(211,050)	(211,050)	-	-
Total Liabilities	$(23,033,177)	$(12,305,853)	$(10,727,324)	$-

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2020, the Fund had no Level 3 Transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.